CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014
Current Assets:
Cash and cash equivalents	$ 1,401	$ 892
Accounts receivable, less allowance for doubtful accounts of $71 and $67, respectively	1,775	1,734
Inventories	627	625
Prepaid expenses and other current assets	776	1,051
Deferred income taxes	62	304
Assets held for sale	12	180
Total Current Assets	4,653	4,786
Property, plant and equipment, net	1,189	1,262
Goodwill	4,236	4,122
Intangible assets, net	871	712
Other assets	1,372	927
Total Assets	12,321	11,809
Current Liabilities:
Loans payable and current maturities of long-term debt	987	20
Accounts payable	785	825
Accrued and other current liabilities	1,686	2,114
Deferred revenue	382	400
Liabilities held for sale	5	118
Total Current Liabilities	3,845	3,477
Long-term debt	2,159	1,443
Deferred revenue	303	335
Other liabilities	1,938	1,871
Total Liabilities	$ 8,245	$ 7,126
Commitments and contingencies (see Note 12)
Redeemable noncontrolling interest in businesses held for sale	$ 0	$ 13
Tyco Shareholders' Equity:
Ordinary shares, $0.01 and CHF 0.50 par value, 1,000,000,000 and 825,222,070 shares authorized, 422,400,870 and 486,363,050 shares issued as of September 25, 2015 and September 26, 2014	4	208
Preferred Stock, Value, Outstanding	0	0
Ordinary shares held in treasury, 79,770 and 59,460,486 shares as of September 25, 2015 and September 26, 2014, respectively	(3)	(2,515)
Contributed surplus	716	3,306
Accumulated earnings	5,165	4,873
Accumulated other comprehensive loss	(1,841)	(1,225)
Total Tyco Shareholders' Equity	4,041	4,647
Nonredeemable noncontrolling interest	35	23
Total Equity	4,076	4,670
Total Liabilities, Redeemable Noncontrolling Interest and Equity	12,321	11,809
Common Class A [Member]
Tyco Shareholders' Equity:
Ordinary shares, $0.01 and CHF 0.50 par value, 1,000,000,000 and 825,222,070 shares authorized, 422,400,870 and 486,363,050 shares issued as of September 25, 2015 and September 26, 2014	$ 0	$ 0